Annual Total Returns	0 Months Ended
Nov. 28, 2011
(Institutional) | (Delaware Core Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	6.42%
(Retail) | (Delaware Core Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	8.48%
Annual Return 2002	6.84%
Annual Return 2003	5.79%
Annual Return 2004	3.90%
Annual Return 2005	1.79%
Annual Return 2006	4.09%
Annual Return 2007	5.96%
Annual Return 2008	0.87%
Annual Return 2009	12.85%
Annual Return 2010	5.89%
(Institutional) | (Delaware Extended Duration Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	14.68%
Annual Return 2002	13.32%
Annual Return 2003	15.36%
Annual Return 2004	10.14%
Annual Return 2005	3.11%
Annual Return 2006	5.78%
Annual Return 2007	3.10%
Annual Return 2008	(2.61%)
Annual Return 2009	25.31%
Annual Return 2010	14.60%
(Institutional) | (Delaware Corporate Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	12.44%
Annual Return 2002	11.13%
Annual Return 2003	13.01%
Annual Return 2004	7.34%
Annual Return 2005	2.11%
Annual Return 2006	6.68%
Annual Return 2007	3.54%
Annual Return 2008	(8.21%)
Annual Return 2009	29.39%
Annual Return 2010	11.57%
(Retail) | (Delaware Extended Duration Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	14.38%
Annual Return 2002	13.02%
Annual Return 2003	15.04%
Annual Return 2004	10.03%
Annual Return 2005	2.85%
Annual Return 2006	5.33%
Annual Return 2007	3.02%
Annual Return 2008	2.85%
Annual Return 2009	24.96%
Annual Return 2010	14.31%
(Retail) | (Delaware Corporate Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	12.15%
Annual Return 2002	10.84%
Annual Return 2003	12.71%
Annual Return 2004	7.07%
Annual Return 2005	1.85%
Annual Return 2006	6.60%
Annual Return 2007	3.10%
Annual Return 2008	(8.44%)
Annual Return 2009	28.84%
Annual Return 2010	11.49%
(Institutional) | (Delaware High-Yield Opportunities Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(2.83%)
Annual Return 2002	2.08%
Annual Return 2003	29.82%
Annual Return 2004	14.47%
Annual Return 2005	3.35%
Annual Return 2006	12.70%
Annual Return 2007	1.92%
Annual Return 2008	(25.61%)
Annual Return 2009	50.12%
Annual Return 2010	16.66%
(Retail) | (Delaware High-Yield Opportunities Fund) | Class A
Bar Chart Table:
Annual Return 2001	(3.16%)
Annual Return 2002	1.79%
Annual Return 2003	29.41%
Annual Return 2004	14.12%
Annual Return 2005	3.04%
Annual Return 2006	12.36%
Annual Return 2007	1.61%
Annual Return 2008	(25.83%)
Annual Return 2009	49.69%
Annual Return 2010	16.31%